UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2010
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Check Here if Amendment / /; Amendment Number:
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   This Amendment (Check only one):     / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          B.L. Corp.
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   Address:       7 Todd Pond Rd, P.O. Box 309
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                  Lincoln MA 01773
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Form 13F File Number: 28-11870
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Eugene Torpey
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Title:    Chief Compliance Officer
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Phone:    201-782-3321
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Signature, Place, and Date of Signing:

         /s/ Eugene Torpey            Woodcliff Lake, NJ   May 26th 2010
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Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       0
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Form 13F Information Table Entry Total:  9
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Form 13F Information Table Value Total:  83,796
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                                           (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                    FORM 13F INFORMATION TABLE
      COLUMN 1             COLUMN 2  COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- --------- --------- -------- ---------------------- ------------ ---------- -----------------------
                           TITLE                VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- --------- --------- -------- --------- ----- ------ ------------ ---------- ------- ------- -------
APPLE INC                  COM      037833100   16,685    71,000   SH           SOLE                   71,000
BIOGEN IDEC INC            COM      09062X103    1,722    30,000   SH           SOLE                   30,000
CYPRESS SEMICNDTR PVlCTS   COM      232806109    2,364   205,000   SH           SOLE                  205,000
SPDR GOLD TR GOLD          COM      78463V107    5,448    50,000   SH           SOLE                   50,000
GOOGLE INC                 COM      38259P508   30,624    54,000   SH           SOLE                   54,000
PFIZER INC                 COM      717081103    4,116   240,000   SH           SOLE                  240,000
PROSHARES                  COM      74347R297    1,461    30,000   SH           SOLE                   30,000
PROSHARES                  COM      74347R883   18,904   610,000   SH           SOLE                  610,000
PROSHARES                  COM      74347R834    2,473   120,000   SH           SOLE                  120,000